FAIR VALUE MEASUREMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, entity's own equity instruments held at end of reporting period	$ 0	$ 0